UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Reports to Stockholders.

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report

May 31, 2014

Investment Adviser

Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York  10020

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	6
INVESTMENT HIGHLIGHTS	8
SCHEDULES OF INVESTMENTS	14
STATEMENTS OF ASSETS AND LIABILITIES	26
STATEMENTS OF OPERATIONS	28
STATEMENTS OF CHANGES IN NET ASSETS	30
FINANCIAL HIGHLIGHTS	33
NOTES TO FINANCIAL STATEMENTS	36
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	44
NOTICE OF PRIVACY POLICY & PRACTICES	49
ADDITIONAL INFORMATION	50

Rockefeller Funds

Dear Shareholder:

The U.S. economy continued to recover in 2014.  Unexpectedly, despite the continued recovery, bond yields are by and large lower than where they began the calendar year.  As a result, broad fixed income market indices performed well since the Funds’ inception (December 26, 2013) through the period ended May 31, 2014, with the Barclays Aggregate Bond Index returning +3.95% and the broad Barclays Municipal Bond Index  up +5.94%.

U.S. Economy

After ending 2013 on a high in terms of expectations, extreme winter weather along with emerging market and geopolitical unrest quickly casted a pall on U.S. growth early in the new year.  However, despite what is estimated to be -1.50% to -2.00% gross domestic product (GDP) decline in the U.S. during the first quarter, progress continued to be made on the employment front with nonfarm payrolls growing by an average of 192,000 jobs per month over the last 6 months.  In turn wage growth was above 2% annually with signs that acceleration is possible late in the year.  Inflation, as measured by the Federal Reserves’ favored personal consumption expenditures (PCE) deflator (which looks at changes in personal consumption), appears to have moved higher as growth rebounded in the spring with a year-over-year rate jumping from below 1% toward 2% since February.  Inflation seems to be increasing as a result of rising consumer and business confidence and expanding credit in most sectors with the exception of the still over-exposed housing sector.  The U.S. housing market appeared to be moving from the driver of overall U.S. recovery to a stable sector tied to fundamental improvement in wage growth as the economy hits the expansion phase of the business cycle.

Federal Reserve Policy and the Bond Market

Early in 2014 Chairman Ben Bernanke retired from the Federal Open Market Committee and passed the baton to Chairwoman Janet Yellen.  Thus far, no significant policy changes have occurred under the new leadership but an inflection point for policy appears to be approaching even if its timing is hotly debated.  After moving sharply higher in 2013, intermediate and long term interest rates have moderated in 2014 due to a number of factors including depressed growth early in the year, strong long-term demand for income, and a historic move by the European Central Bank to lower a key interest rate to below zero.  Additionally, strong performance in equity markets (S&P 500 Index +4.96% year-to-date as of May 31, 2014) has provided some investors greater balances to reposition into bonds and potentially stable yield.  Bond yields appear to have become less sensitive to improving incoming economic data.  Meanwhile, low volatility is likely increasing the pressure on the Fed to begin signaling a rise in interest rates sooner rather than later.

Rockefeller Core Taxable Bond Fund:

Since inception through the period ended May 31, 2014, the Institutional Class shares of the Fund showed strong absolute returns of +2.79% but lagged the Barclays Aggregate Bond Index benchmark which returned 3.95%.  Detracting from relative performance was the low returns from cash held during the initial investment phase, the Fund’s defensive positioning toward interest rates rising on economic improvement and an underweight allocation to mortgage securities which have benefitted greatly in this low volatility environment.  Excess yield as well as the larger price appreciation in corporate and taxable municipal bonds were positive contributors to relative returns.

Rockefeller Intermediate Tax Exempt National Bond Fund:

Since inception through the period ended May 31, 2014, the Institutional Class shares of the Fund showed strong absolute returns of +2.20% while the Barclays 5-Year Municipal Bond Index returned +2.19%.  Detracting from relative performance was the low returns from cash held during the initial investment phase, the Fund’s defensive positioning toward interest rates rising on economic improvement, and the higher overall quality of issuers during a period where lower quality, higher yielding bonds were in favor.  Favorable positioning of the portfolio toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns.

Rockefeller Intermediate Tax Exempt New York Bond Fund:

Since inception through the period ended May 31, 2014, the Institutional Class shares of the Fund showed strong absolute returns of +1.58% while the Barclays 5-Year Municipal Bond Index returned +2.19%.  Detracting from relative performance was the low returns from cash held during the initial investment phase, the Fund’s defensive positioning toward interest rates rising on economic improvement, and the higher overall quality of issuers during a period where lower quality, higher yielding bonds were in favor.  Favorable positioning of the portfolio toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns.

Looking Forward

While subpar versus most recent business cycles in the U.S., growth appears to have significant momentum heading into the second half of 2014.  At around 3% annualized, growth coupled with steady employment gains and both wage and consumer inflation are likely to necessitate a change in Fed rhetoric if not policy as the year progresses.  This should begin to lift interest rates most notably in intermediate maturities over the next several months.  The most credible risks to this outlook include a more severe slowdown in China and rapidly rising oil prices on Mideast geopolitical unrest.  Absent those risks, we expect a notable increase in interest rate and market volatility as the Fed exit-strategy from an unprecedented policy is digested in the markets.  We believe that the upcoming period should be transitory with an expectation of eventual reacceleration in risk appetite amid moderately higher interest rates and modest bond return potential versus historical experience.

Sincerely,

Mark Iannarelli, CFA
Portfolio Manager and Director of
Fixed Income at Rockefeller & Co., Inc.

Opinions expressed are those of Rockefeller & Co., Inc. and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in ETF’s which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index is the 5-year (4-6) component of the Barclays Municipal Bond Index.

The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term investment grade tax-exempt bond market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Personal consumption expenditures (PCE) deflator is an indicator used in the United States, for calculating the increase in average pricing for all domestic personal consumption.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/26/13 – 5/31/14).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Core Taxable Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 26, 2013^ -
	December 26, 2013^	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,027.90	$3.68
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.74	$3.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 156/365.
^	Inception date of the Fund.

Rockefeller Intermediate Tax Exempt National Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 26, 2013^ -
	December 26, 2013^	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,022.00	$3.67
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.74	$3.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 156/365.
^	Inception date of the Fund.

Rockefeller Intermediate Tax Exempt New York Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 26, 2013^ -
	December 26, 2013^	May 31, 2014	May 31, 2014*
Actual	$1,000.00	$1,015.80	$3.66
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.74	$3.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 156/365.
^	Inception date of the Fund.

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2014
(% of Investments)

Total Returns as of May 31, 2014

	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index
Since Inception (12/26/13)	2.79%	3.95%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  One cannot invest directly in an index.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2014
(% of Investments)

Total Returns as of May 31, 2014

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	National Bond Fund	Municipal Bond Index
Since Inception (12/26/13)	2.20%	2.19%

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities whose interest is exempt from regular federal, New York State and New York City personal income tax, including the AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York personal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2014
(% of Investments)

Total Returns as of May 31, 2014

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	New York Bond Fund	Municipal Bond Index
Since Inception (12/26/13)	1.58%	2.19%

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*  Inception Date

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds – 35.40%
Air Freight & Logistics – 2.50%
FedEx Corp.
4.900%, 01/15/2034	$1,624,000	$1,749,251

Cable & Satellite – 1.57%
Comcast Corp.
7.050%, 03/15/2033	813,000	1,096,089

Diversified Banks – 10.50%
Bank of America NA
0.533%, 06/15/2017 (a)	1,183,000	1,170,292
Citigroup, Inc.
4.450%, 01/10/2017	2,110,000	2,278,361
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,603,000	1,827,234
Wells Fargo Bank NA
AI, 4.750%, 02/09/2015	2,011,000	2,070,244
		7,346,131
Electric Utilities – 1.84%
Duke Energy Indiana, Inc.
3.750%, 07/15/2020	1,202,000	1,289,686

Homebuilding – 1.85%
NVR, Inc.
3.950%, 09/15/2022	1,279,000	1,294,172

Integrated Telecommunication Services – 2.09%
Verizon Communications, Inc.
6.400%, 09/15/2033	1,188,000	1,460,563

Investment Banking & Brokerage – 4.04%
Morgan Stanley
6.250%, 08/09/2026	1,152,000	1,405,252
The Goldman Sachs Group, Inc.
6.125%, 02/15/2033	1,195,000	1,422,980
		2,828,232
Other Diversified Financial Services – 2.04%
General Electric Capital Corp.
6.750%, 03/15/2032	1,083,000	1,430,814

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Regional Banks – 6.98%
BB&T Corp.
1.600%, 08/15/2017	$2,325,000	$2,344,939
Fifth Third Bancorp
3.625%, 01/25/2016	1,285,000	1,344,768
KeyCorp
5.100%, 03/24/2021	1,048,000	1,195,871
		4,885,578
Restaurants – 1.99%
Yum! Brands, Inc.
3.875%, 11/01/2023	1,360,000	1,392,467
Total Corporate Bonds (Cost $24,113,760)		24,772,983

Municipal Bonds – 17.52%
Kentucky – 1.18%
Kentucky State Property & Buildings Commission
4.640%, 11/01/2017	750,000	825,322

Massachusetts – 0.82%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	500,000	574,085

Minnesota – 0.72%
Alexandria Independent School District No. 206
2.125%, 02/01/2016	500,000	505,100

Nevada – 0.79%
County of Clark NV
4.300%, 07/01/2017	505,000	552,844

New Jersey – 0.51%
New Jersey Transportation Trust Fund Authority
1.087%, 12/15/2016	355,000	357,457

New York – 9.42%
Nassau County Interim Finance Authority
2.722%, 11/15/2022	1,250,000	1,240,950
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.210%, 08/01/2017	500,000	562,280
New York State Dormitory Authority
1.317%, 07/01/2016	1,080,000	1,094,602

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
New York – 9.42% (Continued)
New York State Urban Development Corp.
1.000%, 03/15/2017	$2,250,000	$2,251,282
Triborough Bridge & Tunnel Authority
1.000%, 11/15/2015	1,080,000	1,088,241
1.250%, 11/15/2017	355,000	354,105
		6,591,460
Oregon – 2.18%
Oregon State Lottery
1.890%, 04/01/2020	1,550,000	1,521,278

Texas – 0.38%
City of Houston TX Utility System Revenue
3.228%, 05/15/2022	260,000	266,646

Utah – 1.52%
State of Utah
3.289%, 07/01/2020	1,000,000	1,062,210
Total Municipal Bonds (Cost $12,188,999)		12,256,402

U.S. Government Agency Issue – 2.93%
Federal Home Loan Banks
5.000%, 11/17/2017	1,810,000	2,052,283
Total U.S. Government Agency Issue (Cost $2,042,899)		2,052,283

U.S. Government Notes/Bonds – 34.11%
United States Treasury Notes/Bond
0.250%, 05/15/2015	2,432,000	2,435,419
0.250%, 12/31/2015	3,707,000	3,708,305
0.625%, 07/15/2016	1,472,000	1,478,440
3.250%, 07/31/2016	2,217,000	2,351,579
0.875%, 04/30/2017	7,918,000	7,943,979
1.500%, 02/28/2019	3,847,000	3,855,417
5.375%, 02/15/2031	1,589,000	2,098,721
Total U.S. Government Notes/Bonds (Cost $23,657,822)		23,871,860

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Mutual Fund – 7.51%
Vanguard GNMA Fund	490,443	$5,257,545
Total Mutual Fund (Cost $5,105,508)		5,257,545

Money Market Fund – 1.99%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.010% (a)	1,391,669	1,391,669
Total Money Market Fund (Cost $1,391,669)		1,391,669
Total Investments (Cost $68,500,657) – 99.46%		69,602,742
Other Assets in Excess of Liabilities – 0.54%		377,910
TOTAL NET ASSETS – 100.00%		$69,980,652

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.04%
Alaska – 1.91%
Alaska Housing Finance Corp.
5.000%, 06/01/2018	$200,000	$228,946
State of Alaska
5.000%, 04/01/2020	750,000	869,092
		1,098,038
Arizona – 3.61%
Arizona State University
4.000%, 07/01/2015	125,000	130,084
Arizona Water Infrastructure Finance Authority
5.000%, 10/01/2027	1,500,000	1,715,640
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	225,724
		2,071,448
California – 5.36%
Los Angeles Unified School District
4.500%, 07/01/2023	1,300,000	1,435,772
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	815,566
San Francisco City & County Airports
Comm-San Francisco International Airport
5.000%, 05/01/2028	725,000	826,935
		3,078,273
Colorado – 2.96%
Board of Governors of Colorado State University System
5.000%, 03/01/2018	1,000,000	1,147,320
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	500,000	550,405
		1,697,725
District of Columbia – 2.00%
District of Columbia
5.000%, 06/01/2023	1,000,000	1,151,050

Florida – 7.24%
Hillsborough County School Board
5.000%, 07/01/2024	120,000	132,041
Orlando Utilities Commission
3.000%, 10/01/2018	1,125,000	1,217,014
State of Florida
4.750%, 06/01/2026	250,000	270,892
5.000%, 06/01/2024	1,000,000	1,169,620

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Florida – 7.24% (Continued)
State of Florida Lottery Revenue
5.000%, 07/01/2025	$100,000	$112,922
Tohopekaliga Water Authority
5.000%, 10/01/2019	1,065,000	1,258,649
		4,161,138
Georgia – 3.57%
City of Atlanta Department of Aviation
5.000%, 01/01/2019	700,000	816,025
5.875%, 01/01/2024	1,000,000	1,232,070
		2,048,095
Iowa – 3.45%
Iowa Finance Authority
5.000%, 08/01/2019	1,675,000	1,984,121

Kentucky – 4.41%
Kentucky State Property & Building Commission
5.000%, 11/01/2022	750,000	847,575
5.000%, 11/01/2021	350,000	396,039
5.000%, 11/01/2019	600,000	683,688
Kentucky Turnpike Authority
5.000%, 07/01/2015	100,000	105,118
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/2021	425,000	498,635
		2,531,055
Maryland – 1.99%
County of Baltimore, MD
5.000%, 02/01/2019	1,000,000	1,144,880

Massachusetts – 6.38%
Massachusetts Health & Educational Facilities Authority
5.000%, 07/01/2019	2,000,000	2,356,880
University Massachusetts Building Authority
5.000%, 11/01/2018	1,115,000	1,308,441
		3,665,321
Nevada – 3.20%
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,131,380
5.000%, 06/01/2025	625,000	709,450
		1,840,830

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
New Jersey – 4.75%
County of Essex, NJ
4.000%, 05/01/2019	$695,000	$785,357
Garden State Preservation Trust
5.125%, 11/01/2019	1,630,000	1,945,177
		2,730,534
New Mexico – 4.30%
State of New Mexico Severance Tax Permanent Fund
4.000%, 07/01/2023	2,250,000	2,471,535

New York – 16.81%
City of New York, NY
5.000%, 04/01/2017	500,000	541,010
5.250%, 09/01/2022	1,000,000	1,161,130
Erie County Fiscal Stability Authority
5.000%, 05/15/2022	485,000	568,274
Hempstead Town Local Development Corp.
5.000%, 07/01/2019	640,000	742,944
Metropolitan Transportation Authority
5.000%, 11/15/2027	500,000	552,845
New York Local Government Assistance Corp.
5.000%, 04/01/2019	250,000	293,633
New York State Dormitory Authority
5.250%, 02/15/2022	1,000,000	1,173,420
New York State Thruway Authority
5.000%, 03/15/2020	500,000	582,690
5.000%, 03/15/2020	500,000	540,670
New York State Urban Development Corp
5.000%, 12/15/2023	275,000	313,066
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,143,220
5.000%, 07/15/2021	500,000	535,110
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2018	780,000	910,931
Yorkshire-Pioneer Central School District
4.000%, 07/15/2019	545,000	600,072
		9,659,015
North Carolina – 0.51%
Mecklenburg County Public Facilities Corp.
5.000%, 03/01/2019	250,000	292,775

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Ohio – 1.28%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2018	$200,000	$228,176
5.000%, 01/01/2024	250,000	292,132
State of Ohio
5.000%, 01/01/2020	180,000	212,094
		732,402
Oregon – 0.47%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	268,253

Pennsylvania – 2.54%
Commonwealth of Pennsylvania
5.000%, 06/01/2019	275,000	323,296
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	545,295
5.000%, 07/01/2020	500,000	587,610
		1,456,201
Texas – 8.71%
City of San Antonio, TX
5.000%, 08/01/2022	500,000	562,855
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	289,825
Dallas Independent School District
6.250%, 02/15/2024	1,000,000	1,193,700
North East Independent School District
5.000%, 08/01/2026	900,000	1,006,560
State of Texas
5.000%, 10/01/2023	500,000	567,705
Texas A&M University
5.000%, 05/15/2019	1,200,000	1,385,316
		5,005,961
Virginia – 3.49%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,130,493
Virginia Public School Authority
5.000%, 01/15/2019	750,000	876,068
		2,006,561
Washington – 6.23%
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	650,000	719,478

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Washington – 6.23% (Continued)
County of King, WA Sewer Revenue
5.000%, 01/01/2020	$750,000	$889,883
5.000%, 01/01/2023	750,000	842,557
State of Washington
5.000%, 01/01/2026	1,000,000	1,128,080
		3,579,998
Wisconsin – 2.87%
State of Wisconsin
5.000%, 05/01/2026	1,445,000	1,649,858
Total Municipal Bonds (Cost $55,987,564)		56,325,067

	Shares
Money Market Fund – 1.00%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio, 0.010% (a)	575,921	575,921
Total Money Market Fund (Cost $575,921)		575,921
Total Investments (Cost $56,563,485) – 99.04%		56,900,988
Other Assets in Excess of Liabilities – 0.96%		549,747
TOTAL NET ASSETS – 100.00%		$57,450,735

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.83%
New York – 98.06%
Arlington Central School District
5.000%, 05/15/2022	$200,000	$227,822
Battery Park City Authority
5.000%, 11/01/2017	125,000	142,980
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	228,650
City of New York, NY
5.000%, 08/01/2022	535,000	602,608
5.250%, 09/01/2021	900,000	1,045,017
County of Orange, NY
4.000%, 07/01/2018	630,000	704,743
County of Schenectady, NY
4.000%, 04/15/2018	410,000	456,998
County of Westchester, NY
3.000%, 06/01/2016	400,000	421,020
4.000%, 07/01/2022	195,000	221,434
East Hampton Union Free School District
4.250%, 06/15/2027	260,000	278,962
Erie County Fiscal Stability Authority
5.000%, 05/15/2021	225,000	262,944
Hempstead Town Local Development Corp.
5.000%, 07/01/2019	1,000,000	1,160,850
Herricks Union Free School District
1.250%, 05/01/2015	420,000	424,192
Metropolitan Transportation Authority
5.000%, 11/15/2018	1,000,000	1,163,140
5.000%, 11/15/2027	270,000	298,536
5.000%, 11/15/2026	750,000	824,258
5.000%, 11/15/2019	300,000	342,783
5.500%, 11/15/2014	125,000	128,000
Nassau County Interim Finance Authority
5.000%, 11/15/2022	205,000	237,812
5.000%, 11/15/2019	175,000	203,553
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 01/15/2021	200,000	229,452
5.000%, 07/15/2025	500,000	581,695
5.000%, 07/15/2024	575,000	632,460
5.000%, 01/15/2022	350,000	394,775
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 05/01/2023	1,500,000	1,744,425

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
New York – 98.06% (Continued)
New York City Trust of Cultural Resources
4.000%, 08/01/2017	$300,000	$331,563
5.000%, 04/01/2026	750,000	859,177
New York City Water & Sewer System
5.000%, 06/15/2027	155,000	179,479
New York Mortgage Agency
2.100%, 04/01/2020	210,000	209,425
New York State Dormitory Authority
4.000%, 07/01/2024	485,000	517,796
4.000%, 07/01/2018	175,000	195,762
5.000%, 10/01/2022	525,000	631,307
5.000%, 10/01/2018	300,000	351,360
5.000%, 08/15/2024	150,000	172,608
5.000%, 07/01/2019	250,000	293,805
5.000%, 07/01/2020	250,000	276,030
5.000%, 03/15/2023	500,000	568,220
5.000%, 03/15/2018	1,000,000	1,149,230
5.000%, 07/01/2026	1,565,000	1,825,854
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	380,000	415,557
5.000%, 05/15/2018	1,000,000	1,159,910
5.500%, 06/15/2015	250,000	263,822
New York State Thruway Authority
5.000%, 04/01/2018	625,000	663,725
5.000%, 04/01/2015	150,000	155,983
5.000%, 01/01/2022	575,000	642,022
5.000%, 04/01/2018	100,000	106,320
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2023	200,000	207,994
New York State Urban Development Corp.
5.000%, 01/01/2026	400,000	441,928
5.250%, 01/01/2021	500,000	574,710
5.250%, 01/01/2022	200,000	228,430
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,143,220
5.000%, 11/15/2026	200,000	224,650
5.000%, 07/15/2024	125,000	142,389
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	750,000	763,230
Scarsdale Union Free School District
4.000%, 08/01/2018	440,000	495,163
State of New York
5.000%, 03/01/2020	250,000	298,415

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Principal
	Amount	Value
New York – 98.06% (Continued)
Suffolk County Water Authority
4.000%, 06/01/2024	$450,000	$493,596
5.000%, 06/01/2023	450,000	534,537
The New York Power Authority
5.000%, 11/15/2020	860,000	980,357
5.000%, 11/15/2017	225,000	255,996
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	350,000	391,934
Town of Brookhaven, NY
4.000%, 05/01/2021	510,000	561,214
Town of East Hampton, NY
5.000%, 03/01/2018	430,000	492,664
Town of North Hempstead, NY
4.000%, 07/15/2018	750,000	841,425
5.000%, 02/01/2018	740,000	849,801
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	190,000	219,478
5.000%, 11/15/2025	100,000	111,451
5.000%, 11/15/2018	695,000	811,663
Yorkshire-Pioneer Central School District
4.000%, 07/15/2019	850,000	935,893
		35,928,202
Washington – 0.77%
County of King, WA Sewer Revenue
5.000%, 01/01/2023	250,000	280,853
Total Municipal Bonds (Cost $36,067,391)		36,209,055

	Shares
Money Market Fund – 0.23%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio, 0.010% (a)	85,638	85,638
Total Money Market Fund (Cost $85,638)		85,638
Total Investments (Cost $36,153,029) – 99.06%		36,294,693
Other Assets in Excess of Liabilities – 0.94%		344,108
TOTAL NET ASSETS – 100.00%		$36,638,801

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $68,500,657, $56,563,485, and $36,153,029, respectively)
Dividends and interest receivable
Other assets
Total Assets

Liabilities
Payable to the Adviser
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net realized gain
Net unrealized appreciation on investments
Net Assets

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2014 (Unaudited)

	Rockefeller	Rockefeller
Rockefeller	Intermediate	Intermediate
Core Taxable	Tax Exempt	Tax Exempt
Bond Fund	National Bond Fund	New York Bond Fund

$69,602,742	$56,900,988	$36,294,693
431,277	691,276	371,373
8,202	9,964	4,406
70,042,221	57,602,228	36,670,472

32,864	25,675	7,267
18,159	15,941	15,298
—	100,000	—
10,546	9,877	9,106
61,569	151,493	31,671

$69,980,652	$57,450,735	$36,638,801

$68,489,059	$56,307,543	$36,142,383
132,302	63,075	39,129
257,206	742,614	315,625
1,102,085	337,503	141,664
$69,980,652	$57,450,735	$36,638,801

6,825,784	5,631,038	3,612,686

$10.25	$10.20	$10.14

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Audit and tax fees
Federal and state registration fees
Legal fees
Chief Compliance Officer fees
Custody fees
Trustees’ fees
Reports to shareholders
Other expenses
Total expense before recoupment or waivers
Expense waiver by Adviser (Note 3)
Net expenses

Net Investment Income

Realized and Unrealized Gain on Investments
Net realized gain from investments
Change in net unrealized appreciation

Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1)	Each Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

For the Period Ended May 31, 2014(1) (Unaudited)

	Rockefeller	Rockefeller
Rockefeller	Intermediate	Intermediate
Core Taxable	Tax Exempt	Tax Exempt
Bond Fund	National Bond Fund	New York Bond Fund

$106,545	$752	$432
440,111	381,296	232,577
546,656	382,048	233,009

131,491	120,341	75,410
61,628	59,493	41,593
10,235	10,596	9,297
8,710	8,465	8,708
5,530	6,719	3,194
3,531	3,537	3,545
2,817	3,062	3,035
2,551	2,525	2,191
2,385	2,385	2,385
1,574	1,574	1,574
1,179	1,179	1,179
231,631	219,876	152,111
(8,993)	(16,409)	(24,253)
222,638	203,467	127,858

324,018	178,581	105,151

257,206	742,614	315,625
1,102,085	337,503	141,664

1,359,291	1,080,117	457,289
$1,683,309	$1,258,698	$562,440

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statement of Changes in Net Assets

Period From
December 26,
2013(1) to
May 31, 2014
(Unaudited)
From Operations
Net investment income	$324,018
Net realized gain from investments	257,206
Net change in unrealized appreciation on investments	1,102,085
Net increase in net assets from operations	1,683,309

From Distributions
Net investment income	(191,716)
Net decrease in net assets resulting
from distributions paid	(191,716)

From Capital Share Transactions
Proceeds from shares sold	70,561,636
Shares issued in reinvestment of distributions	117,790
Costs for shares redeemed	(2,190,367)
Net increase in net assets from
capital share transactions	68,489,059

Total Increase in Net Assets	69,980,652

Net Assets
Beginning of period	—
End of period	$69,980,652

Accumulated Net Investment Income	$132,302

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statement of Changes in Net Assets

Period From
December 26,
2013(1) to
May 31, 2014
(Unaudited)
From Operations
Net investment income	$178,581
Net realized gain from investments	742,614
Net change in unrealized appreciation on investments	337,503
Net increase in net assets from operations	1,258,698

From Distributions
Net investment income	(115,506)
Net decrease in net assets resulting
from distributions paid	(115,506)

From Capital Share Transactions
Proceeds from shares sold	62,514,524
Shares issued in reinvestment of distributions	37,248
Costs for shares redeemed	(6,244,229)
Net increase in net assets from
capital share transactions	56,307,543

Total Increase in Net Assets	57,450,735

Net Assets
Beginning of period	—
End of period	$57,450,735

Accumulated Net Investment Income	$63,075

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statement of Changes in Net Assets

Period From
December 26,
2013(1) to
May 31, 2014
(Unaudited)
From Operations
Net investment income	$105,151
Net realized gain from investments	315,625
Net change in unrealized appreciation on investments	141,664
Net increase in net assets from operations	562,440

From Distributions
Net investment income	(66,022)
Net decrease in net assets resulting
from distributions paid	(66,022)

From Capital Share Transactions
Proceeds from shares sold	38,012,124
Shares issued in reinvestment of distributions	15,758
Costs for shares redeemed	(1,885,499)
Net increase in net assets from
capital share transactions	36,142,383

Total Increase in Net Assets	36,638,801

Net Assets
Beginning of period	—
End of period	$36,638,801

Accumulated Net Investment Income	$39,129

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period From
December 26,
2013(1) to
May 31, 2014
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.05
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.28

Less distributions paid:
From net investment income	(0.03)
Total distributions paid	(0.03)
Net Asset Value, End of Period	$10.25

Total Return(3)	2.79%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$69,981
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.88%
After waiver, expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	1.20%
After waiver, expense reimbursement(4)	1.23%
Portfolio turnover rate(3)	60.79%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period From
December 26,
2013(1) to
May 31, 2014
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.22

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)
Net Asset Value, End of Period	$10.20

Total Return(3)	2.20%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$57,451
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.92%
After waiver, expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	0.72%
After waiver, expense reimbursement(4)	0.79%
Portfolio turnover rate(3)	124.57%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period From
December 26,
2013(1) to
May 31, 2014
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.16

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)
Net Asset Value, End of Period	$10.14

Total Return(3)	1.58%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$36,639
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.01%
After waiver, expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	0.54%
After waiver, expense reimbursement(4)	0.70%
Portfolio turnover rate(3)	127.59%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Funds commenced operations on December 26, 2013. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Rockefeller & Co., Inc. (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

models.  Short-term debt securities, such as commercial paper, bankers acceptances and US Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government Notes/Bonds are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2014:

Rockefeller Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$—	$24,772,983	$—	$24,772,983
Municipal Bonds	—	12,256,402	—	12,256,402
U.S. Government Agency Issue	—	2,052,283	—	2,052,283
U.S. Government Notes/Bonds	—	23,871,860	—	23,871,860
Total Fixed Income Securities	—	62,953,528	—	62,953,528
Mutual Fund	5,257,545	—	—	5,257,545
Money Market Fund	1,391,669	—	—	1,391,669
Total Investments in Securities	$6,649,214	$62,953,528	$—	$69,602,742

 Rockefeller Intermediate Tax Exempt Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$56,325,067	$—	$56,325,067
Total Fixed Income Securities	—	56,325,067	—	56,325,067
Money Market Fund	575,921	—	—	575,921
Total Investments in Securities	$575,921	$56,325,067	$—	$56,900,988

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Rockefeller Intermediate Tax Exempt Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$36,209,055	$—	$36,209,055
Total Fixed Income Securities	—	36,209,055	—	36,209,055
Money Market Fund	85,638	—	—	85,638
Total Investments in Securities	$85,638	$36,209,055	$—	$36,294,693

The Funds recognize transfers between levels as of the end of the fiscal period. There were no transfers as of May 31, 2014.
The Funds held no Level 3 securities during the period ended May 31, 2014.
The Funds did not hold any derivative instruments during the period ended May 31, 2014.
(b) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c) Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(e) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

(f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(g) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Rockefeller Core Taxable Bond Fund	0.85%	December 26, 2014
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	December 26, 2014
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	December 26, 2014

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
May 31, 2017	$8,993	$16,409	$24,253

(4)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the period ended May 31, 2014, and owed as of May 31, 2014 are as follows:

Administration and Accounting	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$61,628	$13,883
Rockefeller Intermediate Tax Exempt National Bond Fund	$59,493	$10,748
Rockefeller Intermediate Tax Exempt New York Bond Fund	$41,593	$10,348

Transfer Agency	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$10,235	$2,890
Rockefeller Intermediate Tax Exempt National Bond Fund	$10,596	$3,283
Rockefeller Intermediate Tax Exempt New York Bond Fund	$9,297	$3,390

Custody	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$2,551	$700
Rockefeller Intermediate Tax Exempt National Bond Fund	$2,525	$979
Rockefeller Intermediate Tax Exempt New York Bond Fund	$2,191	$657

The Funds each have a line of credit with US Bank (see Note 7).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2014, and owed as of May 31, 2014 are as follows:

	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$2,817	$686
Rockefeller Intermediate Tax Exempt National Bond Fund	$3,062	$931
Rockefeller Intermediate Tax Exempt New York Bond Fund	$3,035	$903

(5)	Capital Share Transactions
Transactions in shares of the Funds were as follows:
Rockefeller Core Taxable Bond Fund

Period Ended
May 31, 2014(1)
Shares sold	7,030,616
Shares reinvested	11,674
Shares redeemed	(216,506)
Net increase	6,825,784

(1)	The Fund commenced operations on December 26, 2013.

Rockefeller Intermediate Tax Exempt National Bond Fund

Period Ended
May 31, 2014(1)
Shares sold	6,243,199
Shares reinvested	3,710
Shares redeemed	(615,871)
Net increase	5,631,038

(1)	The Fund commenced operations on December 26, 2013.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Period Ended
May 31, 2014(1)
Shares sold	3,798,301
Shares reinvested	1,576
Shares redeemed	(187,191)
Net increase	3,612,686

(1)	The Fund commenced operations on December 26, 2013.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(6)	Investment Transactions
The aggregate securities transactions, excluding short-term investments, for the Funds for the period ended May 31, 2014, are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Core
Taxable Bond Fund	$61,012,168	$(19,624,578)	$42,005,750	$(16,327,049)
Rockefeller Intermediate
Tax Exempt National
Bond Fund	$109,249,345	$(53,461,385)	$—	$—
Rockefeller Intermediate
Tax Exempt New York
Bond Fund	$70,487,960	$(34,403,835)	$—	$—

(7)	Line of Credit

At May 31, 2014, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund each had lines of credit in the amount of $8,000,000, $8,500,000, and $5,500,000, respectively, which all mature August 14, 2014.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% (as of May 31, 2014).  The Funds did not utilize their lines of credit during the period ended May 31, 2014.

(8)	Subsequent Event
On June 24, 2014, the Funds declared and paid distributions from ordinary income, to shareholders of record as of June 23, 2014, as follows:

Rockefeller Core Taxable Bond Fund	$186,829
Rockefeller Intermediate Tax-Exempt National Bond Fund	$94,731
Rockefeller Intermediate Tax-Exempt New York Bond Fund	$51,728

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 24, 2013 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Rockefeller & Co., Inc., the Funds’ investment adviser (the “Adviser” or “Rockefeller”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Funds’ legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  In reviewing the Agreement, the Board considered certain matters, including, but not limited to, the following:  (1) the nature, extent and quality of services that would be provided to the Funds by the Adviser; (2) the investment performance of limited partnerships managed by the Adviser; (3) the cost of services provided and profits realized by the Adviser from its management of the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the proposed management fees for the Funds reflect these economies of scale for each Fund’s benefit; and (5) other financial benefits to the Adviser resulting from services rendered to the Funds.  The Trustees also considered information provided by the Adviser prior to the October 24, 2013 meeting relating to the Adviser’s proxy voting policy and compliance control procedures and objectives with respect to providing investment advisory services to the Funds, as well as the Adviser’s code of ethics, which was provided as a handout at the meeting.  The Board also engaged in an extensive discussion regarding the proposed negligence standard of care set forth in section II(c) of the Agreement.

The Board noted that Mr. David Westbrook, Managing Director and CFO, Mr. Jimmy C. Chang, Managing Director, Chief Equity Strategist and Senior Portfolio Manager, Mr. Timothy McCarthy, Managing Director and CCO, and Mr. John O’Hara, Managing Director, each of the Adviser, had attended the meeting of the Board held on August 22, 2013 and had provided information concerning the investment objectives and strategies that would be applied to select investments for the Rockefeller Core Equity Fund, the Rockefeller Select Equity Fund, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund, and reviewed the background and qualifications of:  (i) Mr. David Harris, who would serve as a co-portfolio manager to the Rockefeller Core Equity Fund; (ii) Mr. Chang, who would serve as a co-portfolio manager to the Rockefeller Core Equity Fund; (iii) Mr. Richard Bayles, who would serve as the portfolio manager for the Rockefeller Select Equity Fund; and (iv) Mr. Mark Iannarelli who would serve as the portfolio manager for the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund.  The Trustees noted that at the August 22, 2013 meeting, Mr. O’Hara had reviewed the history of the Adviser and its operations and staff who would provide management and marketing services to each of the Funds.  Mr. O’Hara had also provided detailed information concerning the Adviser’s marketing plans and Mr. Westbrook identified the potential sources of initial assets for each of the Funds.  The Board also noted that the meeting with

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

the Adviser on August 22, 2013 had also included a discussion of the Adviser’s compliance program, including Mr. McCarthy’s qualifications related to his role as the Adviser’s CCO.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Funds.  Based on its evaluation of information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following each Fund’s commencement of operations pursuant to an effective registration statement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services that would be provided by Rockefeller to the Funds and the amount of time devoted by Rockefeller’s staff to the Funds’ operations.  The Trustees considered Rockefeller’s specific responsibilities in all aspects of day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of key personnel at Rockefeller who would be involved in the day-to-day activities of each Fund.  The Trustees reviewed the structure of Rockefeller’s compliance program and Rockefeller’s marketing goals and its commitment to the growth of Fund assets and the information provided by Rockefeller in response to the due diligence questionnaire as well as other information provided by Rockefeller, which were included in the meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of Rockefeller.  The Trustees also considered information presented by Rockefeller at the August 22, 2013 meeting.  The Trustees, in consultation with their independent counsel, reviewed a summary of Rockefeller’s policies and procedures and compliance program provided by Rockefeller and were assured by the Trust’s CCO that Rockefeller’s policies and procedures and compliance program were compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that Rockefeller had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

In assessing the portfolio management services to be provided by Rockefeller, the Trustees noted Mr. David Westbrook’s, Mr. Jimmy Chang’s, Mr. Timothy McCarthy’s and Mr. John O’Hara’s presentation at the August 22, 2013 meeting, during which Mr. Chang and Mr. O’Hara provided information concerning Rockefeller’s process for identifying and selecting potential investments for each of the Funds.  The Trustees also noted Mr. O’Hara discussed the founding of Rockefeller and the investment management experience of each portfolio manager.  The Trustees reviewed the performance for composites of other separately managed accounts that are managed by Rockefeller on a fully discretionary basis using substantially similar strategies to

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

those of each of the Funds.  After considering all of the information, the Trustees concluded that the Funds and each of their respective shareholders were likely to benefit from Rockefeller’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of Rockefeller’s proposed management fee for each Rockefeller Fund, including a review of the expense analyses and other pertinent material with respect to the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund.  The Trustees reviewed statistical information and other materials provided in the meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund, relative to applicable peer groups of funds, as compiled by Morningstar Direct, which had been included in the meeting materials.

The Board considered the Rockefeller Core Taxable Bond Fund’s proposed management fee of 0.50%, noting that the fee fell into the third quartile for its peer group of intermediate-term bond funds, above the peer group average fee of 0.44%, which fell into the second quartile.  The Board further noted that Rockefeller had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Rockefeller Core Taxable Bond Fund’s total annual fund operating expenses do not exceed 0.85% and 1.00% of the Fund’s average annual assets for Institutional Class shares and Advisor Class shares, respectively, which put the Fund’s net expense ratio into the fourth quartile for both Institutional Class shares and Advisor Class shares, as compared to the peer group average of 0.66%, which is net of any applicable Rule 12b-1 fees and which fell into the third quartile.  In light of the expense comparisons, the Board determined to advise Rockefeller that it should either lower the net expense ratio for each share class of the Rockefeller Core Taxable Bond Fund or reduce the term of the applicable operating expense limitation agreement from three years to one year.

The Board considered the Rockefeller Intermediate Tax Exempt National Bond Fund’s proposed management fee of 0.50%, noting that the fee fell into the third quartile for its peer group of municipal national intermediate bond funds, above the peer group average fee of 0.44%, which fell between the second and third quartiles.  The Board further noted that Rockefeller had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Rockefeller Intermediate Tax Exempt National Bond Fund’s total annual fund operating expenses do not exceed 0.85% and 1.00% of the Fund’s average annual assets for Institutional Class shares and Advisor Class shares, respectively, which put the Fund’s net expense ratio in the fourth quartile for both Institutional Class shares and Advisor Class shares, as compared to the peer group average of 0.59%, which is net of any applicable Rule 12b-1 fees and which fell into the third quartile.  In light of the expense comparisons, the Board determined to advise Rockefeller that it should

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

either lower the net expense ratio for each share class of the Rockefeller Intermediate Tax Exempt National Bond Fund or reduce the term of the applicable operating expense limitation agreement from three years to one year.  Rockefeller subsequently determined to reduce the term of the operating expense limitation agreement for the Rockefeller Intermediate Tax Exempt National Bond Fund to one year.

The Board then considered the Rockefeller Intermediate Tax Exempt New York Bond Fund’s proposed management fee of 0.50%, noting that the fee fell between the second and third quartiles for its peer group of municipal New York intermediate bond funds, above the peer group average fee of 0.49%, which was in the second quartile.  The Board further noted that Rockefeller had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Rockefeller Intermediate Tax Exempt New York Bond Fund’s total annual fund operating expenses do not exceed 0.85% and 1.00% of the Fund’s average annual assets for Institutional Class shares and Advisor Class shares, respectively, which put the Fund’s net expense ratio in the fourth quartile for both Institutional Class shares and Advisor Class shares, as compared to the peer group average of 0.69%, which is net of any applicable Rule 12b-1 fees and which fell in the third quartile.  In light of the expense comparisons, the Board determined to advise Rockefeller that it should either lower the net expense ratio for each share class of the Rockefeller Intermediate Tax Exempt New York Bond Fund or reduce the term of the applicable operating expense limitation agreement from three years to one year.

The Trustees also considered the overall profitability of Rockefeller that may result from its management of the Funds, reviewing Rockefeller’s financial information, including a pro forma income statement for each of the Funds, and noting that Rockefeller may need to subsidize the operations of the Rockefeller Intermediate Tax Exempt National Bond Fund during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to Rockefeller from the fees payable under the Agreement and the expense subsidization anticipated by Rockefeller.

The Trustees also compared the management fee to be paid by each of the Funds to the fees paid by limited partnerships and other separately managed accounts with similar investment strategies, noting that the management fees charged to these accounts were similar to the management fees for each of the Funds.

The Trustees concluded that each of the Rockefeller Fund’s expenses and the fees to be paid to Rockefeller were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Funds by Rockefeller.  The Trustees further concluded that Rockefeller’s profit from sponsoring the Funds would not be excessive and would enable Rockefeller to maintain adequate profit levels to support its provision of advisory services to the Funds.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees concluded that the potential economies of scale that the Funds might realize would be achievable under the structure of the proposed management fees and the Funds’ expenses.  With respect to Rockefeller’s fee structure and any

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Funds were acceptable.
5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by Rockefeller from its association with the Funds.  The Trustees concluded that the benefits Rockefeller may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Funds and their shareholders.

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	35	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jonas B. Siegel	Trustee	Indefinite	Managing	35	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 70		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee,
			(1994–2011).		Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Manager
Ramius IDF
fund complex
(two closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 52		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Robert M. Slotky(2)	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 67	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Anita M. Zagrodnik(2)	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Effective	U.S. Bancorp Fund
Age: 54	President	July 1,	Services, LLC,
	and Anti-	2014	(January 2014–
	Money		present); Senior
	Laundering		Vice President,
	Officer		Ariel Investments,
LLC, (2010-2013);
Vice President, Ariel
Investments, LLC,
(2003-2010).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(2)	Effective July 1, 2014, Anita M. Zagrodnik will replace Robert M. Slotky as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     August 5, 2014

By (Signature and Title)*       /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     August 5, 2014

* Print the name and title of each signing officer under his or her signature.